                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006
Check here if Amendment  [   ]; Amendment Number:_____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York           November 9, 2006
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                 99
                                            ---------------------------

Form 13F  Information Table Value Total:           $162,309,019
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2006

      Item 1:      Item 2:   Item 3:    Item 4:          Item 5:                 Item 6:           Item 7:          Item 8:
                             SEDOL/      Fair       SHARES                Investment Discretion                  Voting Authority
                   Title of   CUSIP     Market        PRN     SH  PUT/  (a)  (b) Shared(c) Shared             (a)    (b) Shared  (c)
  Name of Issuer    Class    Number      Value      Amount   PRN CALL   Sole  As Defined   Other   Manager    Sole   As Defined None
------------------ -------- ---------- ----------   -------- --- -----  -------------------------- -------  ------------------------
ACCENTURE LTD-CL A   COM       2763958 $1,750,392    55,200   SH                  x                   1        55,200

ADOBE SYSTEMS INC    COM     00724F101 $1,951,666    52,100   SH                  x                   1        52,100

ADVANCED MEDICAL
OPTICS               COM     00763M108 $1,661,100    42,000   SH                  x                   1        42,000

ALLEGHENY
TECHNOLOGIES INC     COM     01741R102 $1,442,808    23,200   SH                  x                   1        23,200

AMDOCS LTD           COM       2256908 $1,496,880    37,800   SH                  x                   1        37,800

AMERICAN EXPRESS CO  COM     025816109 $1,996,448    35,600   SH                  x                   1        35,600

AMERICAN
INTERNATIONAL GROUP  COM     026874107 $1,842,028    27,800   SH                  x                   1        27,800

ANGLOGOLD
ASHANTI-SPON ADR     ADR     035128206 $  796,314    21,100   SH                  x                   1        21,100

APACHE CORP          COM     037411105 $  619,360     9,800   SH                  x                   1         9,800

APPLE COMPUTER INC   COM     037833100 $2,455,662    31,900   SH                  x                   1        31,900

ARCHER-DANIELS-
MIDL AND CO          COM     039483102 $1,833,392    48,400   SH                  x                   1        48,400

AUTODESK INC         COM     052769106 $2,010,284    57,800   SH                  x                   1        57,800

AUTOMATIC DATA
PROCESSING           COM     053015103 $1,884,132    39,800   SH                  x                   1        39,800

BEA SYSTEMS INC      COM     073325102 $1,930,400   127,000   SH                  x                   1       127,000

BEST BUY CO INC      COM     086516101 $1,799,616    33,600   SH                  x                   1        33,600

BHP BILLITON
LTD-SPON ADR         ADR     088606108 $1,075,792    28,400   SH                  x                   1        28,400

BOEING CO            COM     097023105 $1,584,885    20,100   SH                  x                   1        20,100

CAPITAL ONE
FINANCIAL CORP       COM     14040H105 $1,526,004    19,400   SH                  x                   1        19,400

CATERPILLAR INC      COM     149123101 $1,230,460    18,700   SH                  x                   1        18,700

CENTEX CORP          COM     152312104 $1,147,116    21,800   SH                  x                   1        21,800

SCHWAB (CHARLES)
CORP                 COM     808513105 $1,473,993    82,300   SH                  x                   1        82,300

CISCO SYSTEMS INC    COM     17275R102 $2,091,180    91,000   SH                  x                   1        91,000

CIT GROUP INC        COM     125581108 $  603,012    12,400   SH                  x                   1        12,400

CLEAR MEDIA LTD      COM       6424303 $2,226,141 1,993,500   SH                  x                   1     1,993,500

COACH INC            COM     189754104 $1,496,400    43,500   SH                  x                   1        43,500

CORNING INC          COM     219350105 $2,497,143   102,300   SH                  x                   1       102,300

COVANCE INC          COM     222816100 $2,256,920    34,000   SH                  x                   1        34,000

DEERE & CO           COM     244199105 $1,199,913    14,300   SH                  x                   1        14,300

DICK'S SPORTING
GOODS INC            COM     253393102 $2,184,960    48,000   SH                  x                   1        48,000

ELECTRONIC ARTS INC  COM     285512109 $1,898,560    34,000   SH                  x                   1        34,000

ENCANA CORP          COM     292505104 $  186,760     4,000   SH                  x                   1         4,000

ESPRIT HOLDINGS LTD  COM       6321642 $2,350,224   257,700   SH                  x                   1       257,700

EVERCORE PARTNERS
INC-CL A             COM     29977A105 $  728,640    25,300   SH                  x                   1        25,300

FEDEX CORP           COM     31428X106 $1,391,104    12,800   SH                  x                   1        12,800

GENENTECH INC        COM     368710406 $2,191,550    26,500   SH                  x                   1        26,500

GENERAL ELECTRIC CO  COM     369604103 $2,315,680    65,600   SH                  x                   1        65,600

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2006

      Item 1:      Item 2:   Item 3:    Item 4:          Item 5:                 Item 6:           Item 7:          Item 8:
                             SEDOL/      Fair       SHARES                 Investment Discretion                 Voting Authority
                   Title of   CUSIP     Market        PRN     SH  PUT/   (a)  (b) Shared(c) Shared            (a)    (b) Shared  (c)
  Name of Issuer    Class    Number      Value      Amount   PRN CALL   Sole  As Defined    Other  Manager    Sole   As Defined None
------------------ -------- ---------- ----------   -------- --- -----  -------------------------- -------  ------------------------

GILEAD SCIENCES INC  COM     375558103 $2,510,105    36,500   SH                  x                   1        36,500

GOOGLE INC-CL A      COM     38259P508 $2,813,300     7,000   SH                  x                   1         7,000

HALLIBURTON CO       COM     406216101 $  532,015    18,700   SH                  x                   1        18,700

HONEYWELL
INTERNATIONAL INC    COM     438516106 $1,852,770    45,300   SH                  x                   1        45,300

HONG KONG
EXCHANGES & CLEAR    COM       6267359 $2,134,460   292,500   SH                  x                   1       292,500

HSBC HOLDINGS
PLC-SPONS ADR        ADR     404280406 $2,702,057    29,521   SH                  x                   1        29,521

HUTCHISON WHAMPOA
LTD                  COM       6448068 $1,560,385   176,690   SH                  x                   1       176,690

INFOSYS
TECHNOLOGIES-SP ADR  ADR     456788108 $1,479,630    31,000   SH                  x                   1        31,000

INTERCONTINENTAL
EXC HANGEINC         COM     45865V100 $  893,333    11,900   SH                  x                   1        11,900

J CREW GROUP INC     COM     46612H402 $1,864,340    62,000   SH                  x                   1        62,000

JOY GLOBAL INC       COM     481165108 $1,328,100    35,350   SH                  x                   1        35,350

JPMORGAN CHASE & CO  COM     46625H100 $1,939,448    41,300   SH                  x                   1        41,300

KB HOME              COM     48666K109 $1,519,860    34,700   SH                  x                   1        34,700

KOOKMIN BANK-SPON
ADR                  ADR     50049M109 $1,209,465    15,500   SH                  x                   1        15,500

LEHMAN BROTHERS
HOLDINGS INC         COM     524908100 $1,831,728    24,800   SH                  x                   1        24,800

LI & FUNG LTD        COM       6286257 $2,366,217   952,200   SH                  x                   1       952,200

LIFE TIME FITNESS
INC                  COM     53217R207 $1,921,035    41,500   SH                  x                   1        41,500

LMS MEDICAL
SYSTEMS INC          COM     502089105 $1,051,350   645,000   SH                  x                   1       645,000

MANNKIND CORP        COM     56400P201 $1,603,600    84,400   SH                  x                   1        84,400

MANPOWER INC         COM     56418H100 $1,844,227    30,100   SH                  x                   1        30,100

MARVELL TECHNOLOGY
GROUP LTD            COM       2594653 $1,042,106    53,800   SH                  x                   1        53,800

MERRILL LYNCH & CO
INC                  COM     590188108 $1,533,112    19,600   SH                  x                   1        19,600

MITSUBISHI UFJ
FINL GRP-ADR         ADR     606822104 $1,877,946   146,600   SH                  x                   1       146,600

MIZUHO FINANCIAL
GROUP INC            COM       6591014 $2,024,695       261   SH                  x                   1           261

MONSANTO CO          COM     61166W101 $2,844,105    60,500   SH                  x                   1        60,500

MORGAN STANLEY       COM     617446448 $2,034,189    27,900   SH                  x                   1        27,900

NIDEC CORP           COM       6640682 $2,505,182    33,200   SH                  x                   1        33,200

NOKIA CORP-SPON ADR  ADR     654902204 $  952,996    48,400   SH                  x                   1        48,400

NORFOLK SOUTHERN
CORP                 COM     655844108 $1,942,605    44,100   SH                  x                   1        44,100

OCCIDENTAL
PETROLEUM CORP       COM     674599105 $  707,217    14,700   SH                  x                   1        14,700

PACIFIC BASIN
SHIPPING LTD         COM       B01RQM3 $1,477,535 2,575,000   SH                  x                   1     2,575,000

PARKER HANNIFIN
CORP                 COM     701094104 $1,857,747    23,900   SH                  x                   1        23,900

PEABODY ENERGY CORP  COM     704549104 $  507,564    13,800   SH                  x                   1        13,800

PEPSICO INC          COM     713448108 $1,285,622    19,700   SH                  x                   1        19,700

PFIZER INC           COM     717081103 $2,756,592    97,200   SH                  x                   1        97,200

PHELPS DODGE CORP    COM     717265102 $  974,050    11,500   SH                  x                   1        11,500

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2006

      Item 1:      Item 2:   Item 3:    Item 4:          Item 5:                 Item 6:           Item 7:          Item 8:
                             SEDOL/      Fair       SHARES                 Investment Discretion                 Voting Authority
                   Title of   CUSIP     Market        PRN    SH   PUT/   (a)  (b) Shared(c) Shared            (a)    (b) Shared  (c)
  Name of Issuer    Class    Number      Value      Amount  PRN  CALL   Sole  As Defined    Other  Manager    Sole   As Defined None
------------------ -------- ---------- ----------   ------- ---  -----  -------------------------- -------  ------------------------
PRAXAIR INC          COM     74005P104 $2,307,240    39,000  SH                   x                   1        39,000

PROCTER & GAMBLE CO  COM     742718109 $1,301,704    21,002  SH                   x                   1        21,002

QUALCOMM INC         COM     747525103 $  963,275    26,500  SH                   x                   1        26,500

ROPER INDUSTRIES
INC                  COM     776696106 $1,923,820    43,000  SH                   x                   1        43,000

SA SA
INTERNATIONAL HLDGS  COM       6003401 $1,944,198 5,528,000  SH                   x                   1     5,528,000

SAMSUNG
ELECTRONICS CO LTD   COM       6771720 $2,203,289     3,144  SH                   x                   1         3,144

SAP AG-SPONSORED
ADR                  ADR     803054204 $2,029,500    41,000  SH                   x                   1        41,000

SEAGATE TECHNOLOGY   COM       2166245 $1,604,755    69,500  SH                   x                   1        69,500

SEMICONDUCTOR
HOLDRs TRUST         COM     816636203 $1,865,376    54,400  SH                   x                   1        54,400

SINGAPORE EXCHANGE
LTD                  COM       6303866 $2,268,569   822,750  SH                   x                   1       822,750

SIRIUS SATELLITE
RADIO INC            COM     82966U103 $1,236,368   315,400  SH                   x                   1       315,400

SOFTWARE HOLDRs
TRUST                COM     83404B103 $2,511,059    64,900  SH                   x                   1        64,900

SONY
CORP-SPONSORED ADR   ADR     835699307 $1,311,700    32,500  SH                   x                   1        32,500

SYMANTEC CORP        COM     871503108 $1,874,768    88,100  SH                   x                   1        88,100

TEXAS INSTRUMENTS
INC                  COM     882508104 $1,080,625    32,500  SH                   x                   1        32,500

TEXTRON INC          COM     883203101 $1,837,500    21,000  SH                   x                   1        21,000

THE WALT DISNEY CO.  COM     254687106 $2,058,606    66,600  SH                   x                   1        66,600

TIBCO SOFTWARE INC   COM     88632Q103 $2,025,888   225,600  SH                   x                   1       225,600

TOYOTA MOTOR CORP    COM       6900643 $2,044,308    37,600  SH                   x                   1        37,600

TRANSOCEAN INC       COM       2821287 $  527,256     7,200  SH                   x                   1         7,200

UBS AG-REG           COM       B17MV57 $3,297,636    55,600  SH                   x                   1        55,600

VALERO ENERGY CORP   COM     91913Y100 $  348,246     6,766  SH                   x                   1         6,766

WEATHERFORD INTL
LTD                  COM       2962421 $  483,952    11,600  SH                   x                   1        11,600

WHOLE FOODS MARKET
INC                  COM     966837106 $1,568,952    26,400  SH                   x                   1        26,400

YAHOO! INC           COM     984332106 $  275,552    10,900  SH                   x                   1        10,900

ZIMMER HOLDINGS INC  COM     98956P102 $  999,000    14,800  SH                   x                   1        14,800

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.

INDUSTRIAL SELECT
SECT SPDR            ADR     81369Y704 $    8,270       827        (p)            x                   1